Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended
	Sep. 30, 2014	Mar. 11, 2013	Dec. 24, 2012	Sep. 30, 2014	Aug. 24, 2012	Feb. 09, 2012
Business Acquisition [Line Items]
Goodwill	$ 13
Medical [Member]
Business Acquisition [Line Items]
Goodwill
Acquisition-related costs in the current period	4
Life Sciences [Member]
Business Acquisition [Line Items]
Goodwill	13
Acquisition-related costs in the current period	1
Cato [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired		100.00%
Acquisition-date fair value of consideration transferred net of in cash acquired	23	23
Fair value of consideration transferred in cash		14
Fair value of contingent consideration		9
Developed technology	9			9
Risk-adjusted discount rate	14.50%
Amortization of technology, expected useful life	15 years
Goodwill	11
Portion of goodwill currently expected to be deductible for tax purposes	0			0
Acquisition-related costs in the current period	1
Cato [Member] | Medical [Member]
Business Acquisition [Line Items]
Goodwill	11
Safety Syringes [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired			100.00%
Acquisition-date fair value of consideration transferred net of in cash acquired	124		124
Fair value of consideration transferred in cash			124
Developed technology	69			69
Risk-adjusted discount rate	16.00%
Amortization of technology, expected useful life	15 years
Goodwill	34
Portion of goodwill currently expected to be deductible for tax purposes	34			34
Acquisition-related costs in the current period	2
Cash acquired in acquisition			1
Fair value of consideration transferred for effective settlement of an intangible asset			0.4
Gain/loss recognized on settlement			0
Safety Syringes [Member] | Medical [Member]
Business Acquisition [Line Items]
Goodwill				34
Sirigen Group Limited [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired					100.00%
Acquisition-date fair value of consideration transferred net of in cash acquired	64				64
Fair value of consideration transferred in cash					53
Fair value of contingent consideration					12
Developed technology	19			19
Goodwill	34
Portion of goodwill currently expected to be deductible for tax purposes	0			0
Acquisition-related costs in the current period	1
Cash acquired in acquisition					1
Patent	11			11
Acquired in-process research and development	12			12
Technological and commercial risk	80.00%
Sirigen Group Limited [Member] | Minimum [Member]
Business Acquisition [Line Items]
Risk-adjusted discount rate used to determine fair value of in-process research and development assets acquired	24.00%
Sirigen Group Limited [Member] | Maximum [Member]
Business Acquisition [Line Items]
Risk-adjusted discount rate used to determine fair value of in-process research and development assets acquired	26.00%
Sirigen Group Limited [Member] | Patent [Member]
Business Acquisition [Line Items]
Risk-adjusted discount rate	20.00%
Amortization of technology, expected useful life	14 years
Sirigen Group Limited [Member] | Developed technology [Member]
Business Acquisition [Line Items]
Risk-adjusted discount rate	22.00%
Amortization of technology, expected useful life	16 years
Sirigen Group Limited [Member] | Life Sciences [Member]
Business Acquisition [Line Items]
Goodwill	34
KIESTRA Lab Automation BV [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired						100.00%
Acquisition-date fair value of consideration transferred net of in cash acquired	58					58
Fair value of consideration transferred in cash						49
Fair value of contingent consideration						9
Developed technology	13			13
Risk-adjusted discount rate	14.50%
Amortization of technology, expected useful life	10 years
Goodwill	35
Portion of goodwill currently expected to be deductible for tax purposes	0			0
Acquisition-related costs in the current period	2
Cash acquired in acquisition						5
Acquired in-process research and development	7			7
Technological and commercial risk	100.00%
Risk-adjusted discount rate used to determine fair value of in-process research and development assets acquired	15.50%
Purchase price adjustment recorded in fiscal year 2013	2
KIESTRA Lab Automation BV [Member] | Core and Developed Technology [Member]
Business Acquisition [Line Items]
Amortization of finite lived intangible assets, expected useful life	10 years
KIESTRA Lab Automation BV [Member] | Life Sciences [Member]
Business Acquisition [Line Items]
Goodwill	$ 35